Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2002 Treasury stock [Member]	Sep. 30, 2001 Treasury stock [Member]	Dec. 31, 2008 Treasury stock [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]	Aug. 31, 2007 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Stock Compensation Plan [Member]	Dec. 31, 2012 Stock Compensation Plan [Member]	Dec. 31, 2011 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Program, Authorized Amount					$ 3,000	$ 2,000
Treasury Stock, Shares, Retired				761,619	250,000	1,080,757
Treasury Stock, Retired, Cost Method, Amount				401	592	905
Shares available for grant	1,598,800						670,129	665,825		1,500,000	300,000
Vesting period (years)	4 years	4 years					4 years
Stock option terms, years	10 years
Additional options available for grant	207,956									1,200,000
Granted	75,000	134,010	846,804
Unrecognized share-based compensation expense	450
Share based compensation expense	380	401	417				19	72	120			361	329	297
Unrecognized compensation cost, recognition period	1 year 10 months 24 days
The intrinsic value of options exercised
Aggregate intrinsic Value, Outstanding, Vested and expected to vest	$ 54